                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number:         811-02033

Exact name of registrant as specified
in charter:                                 The Reserve Fund

Address of principal executive offices:     1250 Broadway
                                            New York, NY 10001-3701

Name and address of agent for service:      Charles Bentz
                                            1250 Broadway
                                            New York, NY 10001-3701

Registrant's telephone number, including
area code:                                  212-401-5720

Date of fiscal year end:                    May 31, 2004

Date of reporting period:                   May 31, 2004

Item 1 -- Reports to Stockholders

[THE RESERVE FUNDS(R) LOGO]

FOUNDERS OF
"THE WORLD'S FIRST MONEY-MARKET FUND"(R)
EST. 1970

ANNUAL REPORT

THE RESERVE FUND

PRIMARY FUND

U.S. GOVERNMENT FUND

U.S. TREASURY FUND


MAY 31, 2004

[PHOTO OF BRUCE BENT]

Bruce Bent                             July 30, 2004
CHAIRMAN & CEO
The Reserve Funds

Dear Investor,

     For over thirty years, Reserve has focused on its responsibility as the guardian of our clients' cash. We work under the premise that the balances we hold for you are in Reserve/reserve .... for your next investment, to pay a bill, as your working capital, or just-in-case. Life in general has become more complex and with it our corporate and individual lives. Substantially more has been demanded of Reserve as your cash manager, and we have successfully anticipated these requirements. Over the past four calendar years, our compounded annual growth rate for cash we oversee is 40%. For the first five months of 2004 we grew by 27% or $6 billion to a total of over $30 billion. Your confidence in Reserve is duly appreciated and reinforces our commitment to safety, liquidity, and a reasonable rate of return.

     Over the past twelve months, Reserve has remained true to that commitment. We have structured our portfolios to respond to prevailing market conditions in a way that allows our clients to take advantage of new investment opportunities. It has not always been easy; talk of rising inflation, increasing interest rates and a lack of sustainable job growth kept the markets in check. But with proper analyses and strategies we positioned our funds effectively, adding value to our clients' portfolios.

     From a portfolio structure standpoint, we prepared for a rising rate environment. Our taxable portfolios were structured to carry a higher allocation of securities with short maturities (one-month or less) and a higher allocation of securities in the one-year maturity range. These securities allow the portfolio to participate in the current rising rate environment, while achieving stability of principal and liquidity.

     On the broader front, my belief is that interest rates will continue to send the markets sideways, and we may see more uncertainty as we move closer to the November presidential election. But there is no doubt that we are seeing a stronger commitment by consumers and businesses and it is the participation of both that is now driving the economy.

     We will continue to serve your interests in all that we do - providing a return with a high degree of safety and liquidity for the cash that you have entrusted to us. Thank you for your continued confidence in Reserve.

Bruce Bent
Chairman & CEO

                        THE RESERVE FUND -- PRIMARY FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2004

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
-----------------                                                                ------------------
                    NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 59.2%

                    DOMESTIC -- 15.3%
$     100,000,000   American Express Centurion Bank, 1.03%, 6/24/04              $      100,000,000
      100,000,000   American Express Centurion Bank, 1.05%, 7/01/04                     100,000,000
      500,000,000   Branch Banking & Trust Co., 1.05%, 7/02/04                          500,000,000
      250,000,000   Chase Manhattan Bank U.S.A., 1.05%, 5/11/05*                        250,000,000
      175,000,000   Citibank N.A., 1.225%, 8/25/04                                      175,000,000
       25,000,000   First Tennessee Bank, NA, 1.04%, 6/07/04                             25,000,000
      100,000,000   Huntington National Bank, 1.15%, 10/25/04                           100,000,000
      100,000,000   National Bank of Commerce, 1.075%, 1/20/05*                          99,993,570
      400,000,000   HSBC Bank U.S.A., 1.17%, 8/12/04                                    400,000,000
      500,000,000   Washington Mutual Bank FA, 1.10%, 7/14/04                           500,000,000
      100,000,000   Washington Mutual Bank FA, 1.10%, 7/15/04                           100,000,000
      200,000,000   Wells Fargo Bank NA, 1.04%, 6/22/04                                 200,000,000
      200,000,000   Wells Fargo Bank NA, 1.04%, 6/28/04                                 200,000,000
      200,000,000   Wells Fargo Bank NA, 1.06%, 7/06/04                                 200,000,000
       50,000,000   Wilmington Trust Co., 1.30%, 9/02/04                                 50,000,000
                                                                                 ------------------
                                                                                      2,999,993,570
                                                                                 ------------------
                    YANKEES -- 43.9%
      600,000,000   Abbey National PLC, 1.09%, 7/19/04                                  600,000,000
      100,000,000   Barclays Bank PLC, 1.23%, 8/23/04                                   100,000,000
      200,000,000   Barclays Bank PLC, 1.05%, 12/23/04*                                 199,966,164
      400,000,000   Barclays Bank PLC, 1.025%, 4/04/05*                                 399,915,254
      200,000,000   Bayerische Landesbank Girozentrale, 1.04%, 6/11/04*                 199,998,898
      400,000,000   Bayerische Landesbank Girozentrale, 1.03%, 12/15/04*                399,934,771
      200,000,000   BNP Paribas, 1.035%, 6/14/04*                                       199,998,568
      200,000,000   BNP Paribas, 1.12%, 7/27/04                                         200,000,000
      100,000,000   Canadian Imperial Bank of Commerce,
                    1.16%, 11/23/04                                                     100,000,000
      100,000,000   Canadian Imperial Bank of Commerce,
                    1.16%, 11/24/04                                                     100,000,000
      200,000,000   Canadian Imperial Bank of Commerce,
                    1.035%, 12/15/04*                                                   199,972,821
      200,000,000   Canadian Imperial Bank of Commerce,
                    1.15%, 6/16/05                                                      200,000,000
      300,000,000   Credit Agricole, 1.025%, 3/17/05*                                   299,946,096
       70,000,000   Credit Agricole, 1.045%, 4/21/05*                                    69,987,573
      200,000,000   Deutsche Bank AG, 1.225%, 11/26/04                                  200,000,000
      200,000,000   Deutsche Bank AG, 1.33%, 3/15/05                                    200,000,000
      200,000,000   Deutsche Bank AG, 1.31%, 4/25/05                                    200,000,000
      100,000,000   Deutsche Bank AG, 1.355%, 4/29/05                                   100,000,000
      200,000,000   Dexia Bank, 1.12%, 7/22/04                                          200,000,000
      100,000,000   Forenings Sparbanken, 1.03%, 3/4/05*                                 99,981,011

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
-----------------                                                                ------------------
                    NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- (CONTINUED)

                    YANKEES -- (CONTINUED)
$     300,000,000   Fortis Bank, 1.15%, 9/03/04                                  $      300,000,000
      250,000,000   HBOS PLC, 1.03%, 3/31/05*                                           249,958,182
      400,000,000   Natexis Banques Populaires, 1.045%, 12/16/04*                       399,934,442
      100,000,000   Norddeutsche Landesbank Girozentrale,
                    1.40%, 9/01/04                                                      100,000,000
      250,000,000   Norddeutsche Landesbank Girozentrale,
                    1.03%, 12/15/04*                                                    249,959,232
      100,000,000   Nordea Bank, 1.03%, 3/04/05*                                         99,981,010
      460,000,000   Royal Bank of Scotland PLC, 1.02%, 3/14/05*                         459,908,960
      200,000,000   Societe Generale, 1.03%, 3/04/05*                                   199,969,617
      300,000,000   Societe Generale, 1.04%, 3/10/05*                                   299,953,203
      200,000,000   Societe Generale, 1.0275%, 3/17/05*                                 199,964,064
      100,000,000   Standard Chartered, 1.06%, 2/17/05*                                  99,992,835
      100,000,000   Standard Chartered, 1.06%, 2/23/05*                                  99,992,670
      200,000,000   Standard Chartered, 1.05%, 3/09/05*                                 199,969,082
      400,000,000   Svenska Handelsbanken, 1.02%, 5/18/05*                              399,941,702
      200,000,000   Toronto-Dominion Bank, 1.04%, 6/07/04                               200,000,000
      100,000,000   Toronto-Dominion Bank, 1.06%, 7/15/04                               100,000,000
      200,000,000   Westdeutsche Landesbank AG, 1.04%, 6/14/04*                         199,998,569
      100,000,000   Westdeutsche Landesbank AG, 1.20%, 9/30/04                          100,000,000
      200,000,000   Westdeutsche Landesbank AG, 1.04%, 3/07/05*                         199,976,836
      200,000,000   Westdeutsche Landesbank AG, 1.04%, 3/11/05*                         199,976,638
                                                                                 ------------------
                                                                                      8,629,178,198
                                                                                 ------------------

                    Total Negotiable Bank Certificates of Deposit
                    (Cost $11,629,171,768)                                           11,629,171,768
                                                                                 ------------------

                    EURO TIME DEPOSITS -- 8.2%
      400,000,000   Citibank N.A., 0.98%, 6/01/04                                       400,000,000
      200,000,000   Marshall & Ilsley Bank, 1.00%, 6/01/04                              200,000,000
      200,000,000   National City Bank, 1.00%, 6/01/04                                  200,000,000
      306,000,000   Royal Bank of Canada, 1.04%, 6/01/04                                306,000,000
      500,000,000   Suntrust Bank, 0.98%, 6/01/04                                       500,000,000
                                                                                 ------------------
                    Total Euro Time Deposits (Cost $1,606,000,000)                    1,606,000,000
                                                                                 ------------------

                    GOVERNMENT AGENCY NOTES -- 16.3%
      350,000,000   Federal Home Loan Bank, 1.45%, 3/11/05                              350,000,000
      200,000,000   Federal Home Loan Bank, 1.025%, 3/15/05*                            200,000,000
      195,000,000   Federal Home Loan Bank, 1.05%, 4/07/05*                             195,000,000
      115,000,000   Federal Home Loan Bank, 1.07%, 4/19/05*                             114,978,262
      190,000,000   Federal Home Loan Bank, 1.30%, 4/25/05                              190,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
-----------------                                                                ------------------
                    GOVERNMENT AGENCY NOTES -- (CONTINUED)
$     100,000,000   Federal Home Loan Bank, 1.35%, 4/29/05                       $      100,000,000
      100,000,000   Federal Home Loan Bank, 1.36%, 5/03/05                              100,000,000
      275,000,000   Federal Home Loan Bank, 1.025%, 7/15/05*                            274,891,568
      200,000,000   Federal Home Loan Bank, 1.005%, 10/03/05*                           199,905,863
      150,000,000   Federal National Mortgage Association,
                    0.99%, 6/17/04*                                                     149,999,330
      300,000,000   Federal National Mortgage Association,
                    1.375%, 2/14/05                                                     300,000,000
      100,000,000   Federal National Mortgage Association,
                    1.40%, 5/03/05                                                      100,000,000
      100,000,000   Federal National Mortgage Association,
                    1.55%, 5/04/05                                                      100,000,000
      175,000,000   Federal National Mortgage Association,
                    1.65%, 5/16/05                                                      175,000,000
      200,000,000   Federal National Mortgage Association,
                    1.81%, 5/27/05                                                      200,000,000
       75,000,000   Federal National Mortgage Association,
                    1.055%, 6/17/05*                                                     74,996,002
      150,000,000   Federal National Mortgage Association,
                    0.98%, 9/08/05*                                                     149,904,256
      223,300,000   Federal National Mortgage Association,
                    0.98%, 10/03/05*                                                    223,140,202
                                                                                 ------------------
                    Total Government Agency Notes
                    (Cost $3,197,815,483)                                             3,197,815,483
                                                                                 ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
-----------------                                                                ------------------
                    REPURCHASE AGREEMENTS -- 16.8%
$   1,600,000,000   Bear Stearns & Co., Inc., 1.05%, dated 5/28/04, due
                    6/01/04, repurchase proceeds at maturity
                    $1,600,186,667 (collateralized by FGRA 0%,
                    due 10/15/18 to 4/15/34 valued at $400,458,288,
                    FGRM 0% to 6.5% due 4/15/15 to 5/15/34 valued at
                    $549,506,316, FGSR 0% due 1/1/23 valued at
                    $643,536, FMRA 0% due 10/15/19 valued at $3,545,
                    FNMA 0% to 7.5% due 4/25/21 to 1/25/48 valued at
                    $36,641,069, FNRA 0% due 12/25/15 to 5/25/34 valued
                    at $322,771,017, FNRM 0% due 8/25/12 to 9/25/33
                    valued at $279,105,962, FNST 0% due 9/1/10
                    valued at $605, FXRA 0% due 11/18/31 to 3/18/32
                    valued at $8,062,352, GNRM 1.45% to 1.65%
                    due 11/16/29 to 4/16/34 valued at $20,766,273,
                    GNRP 4.5% to 6.0% due 12/17/26 to 4/17/34 valued at
                    $2,922,566, GNRR 1.5% to 1.6% due 2/20/29
                    to 2/20/32 valued at $26,996,684, SFNI 0% due 1/1/18
                    to 8/1/21 valued at $123,090)                                $    1,600,000,000
    1,100,000,000   Deutsche Bank Securities Inc., 1.03%, dated 5/28/04,
                    due 6/01/04, repurchase proceeds at maturity
                    $1,100,125,889 (collateralized by FGRA 0% to 1.69%
                    due 10/15/32 to 2/15/34 valued at $129,083,282, FGRM
                    2.75% to 6.0% due 2/15/12 to 1/15/33 valued at
                    $377,855,555, FNST 0% to 5.5% due 4/1/32 to 3/1/34
                    valued at $517,440,414, GNRM 5.5% to 6.0%
                    due 12/16/31 to 12/20/31 valued at $108,620,750)                  1,100,000,000
      500,000,000   JP Morgan Chase & Co., 1.05%, dated 05/28/04,
                    due 6/01/04, repurchase proceeds at maturity
                    $500,058,333 (collateralized by FGRM 4.50% to 5.0%
                    due 2/15/26 to 3/15/32 valued at $383,135,475, GNRM
                    5.0% due 5/15/31 valued at $131,865,799)                            500,000,000
      100,000,000   State Street Bank & Trust Co., 0.98%, dated 05/28/04,
                    due 6/01/04, repurchase proceeds at maturity
                    $100,010,889 (collateralized by USTB 0% due 9/30/04
                    valued at $102,004,661)                                             100,000,000
                                                                                 ------------------

                    Total Repurchase Agreements (Cost $3,300,000,000)                 3,300,000,000
                                                                                 ------------------
                    TOTAL INVESTMENTS (COST+ $19,732,987,251)            100.5%      19,732,987,251
                    COMPREHENSIVE MANAGEMENT FEES PAYABLE                  0.0             (707,480)
                    DISTRIBUTION (12b-1) FEES PAYABLE                      0.0             (134,060)
                    LIABILITIES IN EXCESS OF OTHER ASSETS                 (0.5)         (74,811,716)
                                                                         -----   ------------------
                    NET ASSETS                                           100.0%  $   19,657,333,995
                                                                         =====   ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH CLASS:

                    6,067,194,504 SHARES CLASS R                  $ 1.00
                                                                  ======

                    15,962,525 SHARES CLASS 95                    $ 1.00
                                                                  ======

                    6,836,816 SHARES CLASS 75                     $ 1.00
                                                                  ======

                    26,578,871 SHARES CLASS 70                    $ 1.00
                                                                  ======

                    443,679,870 SHARES CLASS TREASURER'S TRUST    $ 1.00
                                                                  ======

                    16,031,872 SHARES CLASS 45                    $ 1.00
                                                                  ======

                    5,051,152 SHARES CLASS 35                     $ 1.00
                                                                  ======

                    1,348,434,559 SHARES CLASS 25                 $ 1.00
                                                                  ======

                    115 SHARES CLASS 20                           $ 1.00
                                                                  ======

                    136,661,919 SHARES CLASS 15                   $ 1.00
                                                                  ======

                    328,147,049 SHARES CLASS 12                   $ 1.00
                                                                  ======

                    11,262,754,743 SHARES CLASS 8                 $ 1.00
                                                                  ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    THE RESERVE FUND -- U.S. GOVERNMENT FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2004

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
-----------------                                                                ------------------
                    GOVERNMENT AGENCY NOTES -- 71.1%
$      15,000,000   Federal Home Loan Bank, 1.45%, 03/11/05                      $       15,000,000
       10,000,000   Federal Home Loan Bank, 1.025%, 03/15/05*                            10,000,000
       50,000,000   Federal Home Loan Bank, 1.05%, 04/07/05*                             50,000,000
       20,000,000   Federal Home Loan Bank, 1.30%, 04/13/05                              20,000,000
       10,000,000   Federal Home Loan Bank, 1.35%, 04/15/05                              10,000,000
       50,000,000   Federal Home Loan Bank, 1.07%, 04/19/05*                             49,990,549
       10,000,000   Federal Home Loan Bank, 1.30%, 04/25/05                              10,000,000
       10,000,000   Federal Home Loan Bank, 1.36%, 05/03/05                              10,000,000
       15,595,000   Federal Home Loan Bank, 1.65%, 05/17/05                              15,595,000
       50,000,000   Federal Home Loan Bank, 0.995%, 10/03/05*                            49,966,380
       20,000,000   Federal Home Loan Mortgage Corp.,
                    6.25%, 07/15/04                                                      20,124,547
       40,000,000   Federal Home Loan Mortgage Corp.,
                    1.06%, 08/03/04                                                      39,925,800
       30,000,000   Federal Home Loan Mortgage Corp.,
                    1.14%, 12/17/04                                                      29,810,950
       50,000,000   Federal Home Loan Mortgage Corp.,
                    1.10%, 10/07/05*                                                     50,023,460
       40,000,000   Federal National Mortgage Association,
                    1.14%, 12/15/04                                                      39,750,467
       50,000,000   Federal National Mortgage Association,
                    1.00%, 12/20/04*                                                     49,994,457
       50,000,000   Federal National Mortgage Association,
                    1.015%--1.07%, 01/28/05*                                             49,990,896
       25,000,000   Federal National Mortgage Association,
                    1.375%, 02/14/05                                                     25,000,000
       25,000,000   Federal National Mortgage Association,
                    1.055%, 06/17/05*                                                    24,998,667
      300,000,000   Federal National Mortgage Association,
                    0.98%, 09/08/05*                                                    299,809,798
                                                                                 ------------------
                    Total Government Agency Notes
                    (Cost $869,980,971)                                                 869,980,971
                                                                                 ------------------

                    REPURCHASE AGREEMENTS -- 28.8%
       99,000,000   Bear Stearns & Co., Inc., 1.05%, dated 5/28/04, due
                    6/01/04, repurchase proceeds at maturity $99,011,550
                    (collateralized by FNRM 5.0% due 10/25/31 valued at
                    $4,306,524, SBA 0% to 10.525% due 1/25/07 to
                    3/25/22 valued at $96,716,640)                                       99,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
-----------------                                                                ------------------
                    REPURCHASE AGREEMENTS -- (CONTINUED)
$     180,000,000   Deutsche Bank Securities Inc., 1.03%, dated 5/28/04,
                    due 6/01/04, repurchase proceeds at maturity
                    $180,020,600 (collateralized by GNAR 3.50% due
                    8/20/33 valued at $6,252,609, GNMI 4.50% to 7.0%
                    due 2/15/26 to 4/15/34 valued at $179,147,391)               $      180,000,000
       40,000,000   JP Morgan Chase & Co., 1.05%, dated 5/28/04, due
                    6/01/04, repurchase proceeds at maturity $40,004,667
                    (collateralized by GNRM 2.712% to 5.495%
                    due 11/16/15 to 5/16/45 valued at $41,200,770)                       40,000,000
       33,000,000   State Street Bank & Trust Co., 0.98%, dated 5/28/04,
                    due 6/01/04, repurchase proceeds at maturity
                    $33,003,593 (collateralized by USTB 0%
                    due 9/30/04 valued at $33,661,239)                                   33,000,000
                                                                                 ------------------
                    Total Repurchase Agreements (Cost $352,000,000)                     352,000,000
                                                                                 ------------------
                    TOTAL INVESTMENTS (COST+ $1,221,980,971)              99.9%       1,221,980,971
                    DUE TO CUSTODIAN                                       0.0             (139,404)
                    COMPREHENSIVE MANAGEMENT FEES PAYABLE                  0.0              (80,399)
                    DISTRIBUTION (12b-1) FEES PAYABLE                      0.0              (18,706)
                    OTHER ASSETS                                           0.1            1,594,615
                                                                         -----   ------------------
                    NET ASSETS                                           100.0%  $    1,223,337,077
                                                                         =====   ==================

                    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH
                    CLASS:

                    853,451,704 SHARES CLASS R                                               $ 1.00
                                                                                             ======
                    19,286,597 SHARES CLASS TREASURER'S TRUST                                $ 1.00
                                                                                             ======
                    7,877 SHARES CLASS 45                                                    $ 1.00
                                                                                             ======
                    66,000,760 SHARES CLASS 25                                               $ 1.00
                                                                                             ======
                    101,560 SHARES CLASS 15                                                  $ 1.00
                                                                                             ======
                    1,000,440 SHARES CLASS 12                                                $ 1.00
                                                                                             ======
                    283,488,139 SHARES CLASS 8                                               $ 1.00
                                                                                             ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND -- U.S. TREASURY FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2004

    PRINCIPAL                                                                          VALUE
     AMOUNT                                                                           (NOTE 1)
-----------------                                                                ------------------
                    U.S.TREASURY BILLS -- 72.2%
$      76,500,000   0.85%--0.88%, 6/03/04                                        $       76,496,327
       11,500,000   0.88%, 06/10/04                                                      11,497,484
       42,200,000   0.96%, 06/17/04                                                      42,182,089
       94,000,000   0.89%--0.93%, 07/01/04                                               93,929,904
       97,000,000   0.92%--0.93%, 07/08/04                                               96,908,882
       38,500,000   0.92%--0.95%, 07/15/04                                               38,456,086
       31,400,000   0.97%--0.98%, 08/05/04                                               31,345,265
       46,500,000   0.98%, 08/12/04                                                      46,409,325
       50,000,000   1.03%, 08/26/04                                                      49,877,569
                                                                                 ------------------
                    Total U.S. Treasury Bills (Cost $487,102,931)                       487,102,931
                                                                                 ------------------

                    U.S. TREASURY NOTES -- 27.5%
       64,000,000   2.88%, 06/30/04                                                      64,099,395
       71,000,000   2.13%, 08/31/04                                                      71,199,200
       50,000,000   1.75%, 12/31/04                                                      50,193,636
                                                                                 ------------------
                    Total U.S. Treasury Notes (Cost $185,492,231)                       185,492,231
                                                                                 ------------------
                    TOTAL INVESTMENTS (COST+ $672,595,162)                99.7%         672,595,162
                    DUE TO CUSTODIAN                                      (1.2%)         (7,796,035)
                    COMPREHENSIVE MANAGEMENT FEES PAYABLE                  0.0              (44,486)
                    DISTRIBUTION (12b-1) FEES PAYABLE                      0.0               (8,275)
                    OTHER ASSETS                                           1.5%          10,141,854
                                                                         -----   ------------------
                    NET ASSETS                                           100.0%  $      674,888,220
                                                                         =====   ==================

                    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH
                    CLASS:

                    377,531,800 SHARES CLASS R                        $    1.00
                                                                      =========
                    251,398,231 SHARES CLASS TREASURER'S TRUST        $    1.00
                                                                      =========
                    10,044 SHARES CLASS 45                            $    1.00
                                                                      =========
                    10,058 SHARES CLASS 25                            $    1.00
                                                                      =========
                    100 SHARES CLASS 12                               $    1.00
                                                                      =========
                    45,937,987 SHARES CLASS 8                         $    1.00
                                                                      =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    GLOSSARY

FGRA   --  FHLMC Adjustable Rate REMIC
FGRM   --  FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation
            Certificates
FGSR   --  FHLMC Gold STRIP Pro-Rata Principal only
FMRA   --  FHLMC REMIC
FNMA   --  Federal National Mortgage Association
FNRA   --  FNMA REMIC
FNRM   --  FNMA REMIC Mortgage-Backed Pass-Through Securities
FNST   --  FNMA STRIPS
FXRA   --  FNMA series 2001-72
GNAR   --  GNMA Adjustable Rate Mortgage-Back Pass-Through Securities
GNMI   --  GNMA I MBS Fixed Rates.
GNRM   --  GNMA Pass-Through Floater
GNRP   --  Federal Eligible GNMA REMIC
GNRR   --  PPC Eligible GNMA REMIC
SBA    --  Small Business Administration
SFNI   --  FNMA interest Strip
USTB   --  US Treasury Bills

----------
*      Variable rate instrument.
+ The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND

                            STATEMENTS OF OPERATIONS

                         FOR THE YEAR ENDED MAY 31, 2004

                                                                        U.S.             U.S.
                                                    PRIMARY         GOVERNMENT         TREASURY
                                                      FUND              FUND             FUND
                                                ---------------   ---------------   ---------------
INTEREST INCOME (Note 1)                        $   184,712,175   $    12,178,550   $     6,243,706
                                                ---------------   ---------------   ---------------

EXPENSES (Note 2)
   COMPREHENSIVE MANAGEMENT FEES:
    Class R                                          49,314,757         6,907,582         2,883,377
    Class 95                                             78,055                --                --
    Class 75                                             39,892                --                --
    Class 70                                             68,949                --                --
    Class Treasurer's Trust                           2,948,985            57,908         1,539,086
    Class 45                                             55,018             5,047                36
    Class 35                                              9,799                --                --
    Class 25                                          3,967,698           112,941                21
    Class 15                                            204,532               152                --
    Class 12                                            239,410                43                --
    Class 8                                           6,532,689           163,367            12,251
   DISTRIBUTION (12b-1) FEES:
    Class R                                          12,328,689         1,726,677           720,844
    Class 95                                             20,815                --                --
    Class 75                                             14,506                --                --
    Class 70                                             27,580                --                --
   INTEREST EXPENSE                                     291,579            10,172             4,007
   TRUSTEE FEES                                         152,245            10,352             6,659
                                                ---------------   ---------------   ---------------

      Total expenses before waiver                   76,295,198         8,994,241         5,166,281
      Less: expenses waived (Note 2)                   (395,736)         (148,427)         (371,815)
                                                ---------------   ---------------   ---------------
      Net Expenses                                   75,899,462         8,845,814         4,794,466
                                                ---------------   ---------------   ---------------
NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                           $   108,812,713   $     3,332,736   $     1,449,240
                                                ===============   ===============   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                             PRIMARY FUND
                                                --------------------------------------
                                                    YEAR ENDED           YEAR ENDED
                                                   MAY 31, 2004         MAY 31, 2003
                                                -----------------    -----------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
   Net investment income                        $     108,812,713    $     169,385,131
                                                -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
   Class R                                             (6,448,257)         (42,050,920)
   Class 95                                               (14,173)                  --
   Class 75                                               (26,619)            (182,580)
   Class 70                                               (53,262)                  --
   Class Treasurer's Trust                             (2,447,763)          (5,271,175)
   Class 45                                               (79,438)            (236,393)
   Class 35                                               (20,638)             (90,556)
   Class 25                                           (13,446,891)         (25,389,565)
   Class 15                                            (1,362,603)          (4,130,222)
   Class 12                                            (1,932,007)                  --
   Class 8                                            (82,981,062)         (92,033,720)
                                                -----------------    -----------------
Total dividends to shareholders                      (108,812,713)        (169,385,131)
                                                -----------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 4)
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                   164,426,231,342      147,441,118,381
   Dividends reinvested                               108,812,713          169,385,131
   Cost of shares redeemed                       (159,155,546,516)    (145,317,067,467)
                                                -----------------    -----------------
                                                    5,379,497,539        2,293,436,045
                                                -----------------    -----------------
   Net increase (decrease) in net assets            5,379,497,539        2,293,436,045

NET ASSETS:
   Beginning of year                               14,277,836,456       11,984,400,411
                                                -----------------    -----------------
   End of year                                  $  19,657,333,995    $  14,277,836,456
                                                =================    =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                     U.S. GOVERNMENT FUND                       U.S. TREASURY FUND
                                            --------------------------------------    --------------------------------------
                                                YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                              MAY 31, 2004          MAY 31, 2003         MAY 31, 2004         MAY 31, 2003
                                            -----------------    -----------------    -----------------    -----------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
   Net investment income                    $       3,332,736    $       5,321,733    $       1,449,240    $       3,984,115
                                            -----------------    -----------------    -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
   Class R                                           (867,803)          (4,470,555)            (316,627)          (1,675,911)
   Class 95                                                --                   --                   --                   --
   Class 75                                                --                   --                   --                   --
   Class 70                                                --                   --                   --                   --
   Class Treasurer's Trust                            (46,329)             (49,618)            (995,194)          (2,280,276)
   Class 45                                            (7,530)             (19,057)                 (44)                  --
   Class 35                                                --                   --                   --                   --
   Class 25                                          (375,764)            (680,126)                 (58)                  --
   Class 15                                              (943)                (699)                  --                   --
   Class 12                                              (340)                  --                   --                   --
   Class 8                                         (2,034,027)            (101,678)            (137,317)             (27,928)
                                            -----------------    -----------------    -----------------    -----------------
Total dividends to shareholders                    (3,332,736)          (5,321,733)          (1,449,240)          (3,984,115)
                                            -----------------    -----------------    -----------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 4)
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                 4,966,824,804        3,008,258,476        1,853,598,453        1,749,930,167
   Dividends reinvested                             3,332,736            5,321,733            1,449,240            3,984,115
   Cost of shares redeemed                     (4,705,228,881)      (3,052,555,233)      (1,828,679,984)      (1,707,545,943)
                                            -----------------    -----------------    -----------------    -----------------
                                                  264,928,659          (38,975,024)          26,367,709           46,368,339
                                            -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets          264,928,659          (38,975,024)          26,367,709           46,368,339

NET ASSETS:
   Beginning of year                              958,408,418          997,383,442          648,520,511          602,152,172
                                            -----------------    -----------------    -----------------    -----------------
   End of year                              $   1,223,337,077    $     958,408,418    $     674,888,220    $     648,520,511
                                            =================    =================    =================    =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series (each a "Fund"): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S. Treasury II Fund and the Strategist Money-Market Fund. These financial statements and notes apply only to the Primary, U.S. Government and U.S. Treasury Funds (collectively, the "Funds"). The Funds each offer twelve classes of shares: Class 8, Class 12, Class 15, Class 20, Class 25, Class 35, Class 45, Class Treasurer's Trust, Class 70, Class 75, Class 95 and Class R.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest are deemed to be: for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or
     (2) the period remaining until the instrument's next rate adjustment.

     C. It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily based upon the relative proportion of net assets of each class.

     E. The Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Funds' investment adviser, follows procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities that are subject to repurchase agreements.

     F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

     G. During the fiscal year, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each funds' statement of operations.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
Pursuant to a separate Investment Management Agreement (each an "Agreement") between RMCI and the Trust on behalf of each Fund, RMCI serves as the Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under each, RMCI is responsible for the supervision of the respective fund's day-to-day operations, manages its investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of each Fund, shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Class R, Class 70, Class 75 and Class 95 Distribution Plans and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. Each Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of each Fund according to the following schedule:

                                                                     TREASURER'S
CLASS 8  CLASS 12  CLASS 15  CLASS 20  CLASS 25  CLASS 35  CLASS 45     TRUST     CLASS 70  CLASS 75  CLASS 95  CLASS R
-------  --------  --------  --------  --------  --------  --------  -----------  --------  --------  --------  -------
 0.08%     0.12%     0.15%     0.20%     0.25%     0.35%     0.45%       0.60%      0.50%     0.55%     0.75%    0.80%

During the year ended May 31, 2004, RMCI voluntarily waived a portion of its comprehensive management fees for the Primary Fund Class R by $395,736, the U.S. Government Fund Class R by $148,427 and the U.S. Treasury Fund Class R by $371,815. Certain Trustees and Officers of the Funds are also Officers of RMCI.

DISTRIBUTION ASSISTANCE:
The Funds have adopted Rule 12b-1 Distribution Plans (the "Distribution Plans") and have entered into Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its Class R, Class 95, Class 75 and Class 70 Shares. The rate of distribution expenses is 0.20% per year of each such Classes' average daily net assets. The Distribution Plans requires RMCI to pay at least an equivalent amount from its own resources.

(3)  COMPOSITION OF NET ASSETS:
At May 31, 2004, the composition of each Fund's net assets was as follows:

                                   PRIMARY          U.S. GOVERNMENT      U.S. TREASURY
                                    FUND                 FUND                 FUND
                             ------------------   ------------------   ------------------
Par Value                    $       19,657,334   $        1,223,337   $          674,888
Additional Paid-in-Capital       19,637,676,661        1,222,113,740          674,213,332
                             ------------------   ------------------   ------------------
Net Assets                   $   19,657,333,995   $    1,223,337,077   $      674,888,220
                             ==================   ==================   ==================

The tax basis of each funds' net assets is the same as the basis for financial reporting at May 31, 2004.

(4)  CAPITAL SHARE TRANSACTIONS
For the years ended May 31, 2004 and May 31, 2003, the capital share transactions of each Fund were as follows (at $1 per share):

                                                                           FOR YEAR ENDED MAY 31, 2004
                                           ------------------------------------------------------------------------------------
                                                                     AUGUST 12,                                  AUGUST 12,
                                                                       2003*                                        2003*
                                                                     TO MAY 31,                                  TO MAY 31,
                                                                       2004                                         2004
                                                CLASS R              CLASS 95               CLASS 75              CLASS 70
                                           ------------------    ------------------    ------------------    ------------------
PRIMARY FUND
Sold                                           20,492,086,031            28,770,877            52,035,749            42,530,293
Reinvested                                          6,448,257                14,173                26,619                53,262
Redeemed                                      (20,663,162,432)          (12,822,525)          (59,370,059)          (16,004,684)
                                           ------------------    ------------------    ------------------    ------------------
Net Increase
   (Decrease)                                    (164,628,144)           15,962,525            (7,307,691)           26,578,871
                                           ==================    ==================    ==================    ==================

                                              TREASURER'S
                                                  TRUST               CLASS 45              CLASS 35              CLASS 25
                                           ------------------    ------------------    ------------------    ------------------
PRIMARY FUND (CONTINUED)
Sold                                            2,149,546,722            56,366,608            12,513,626         3,201,569,491
Reinvested                                          2,447,763                79,438                20,638            13,446,891
Redeemed                                       (2,205,708,621)          (53,889,009)           (7,483,112)       (3,391,279,598)
                                           ------------------    ------------------    ------------------    ------------------
Net Increase
   (Decrease)                                     (53,714,136)            2,557,037             5,051,152          (176,263,216)
                                           ==================    ==================    ==================    ==================

                                               FEBRUARY 24,                                JUNE 25,
                                                  2004*                                      2003*
                                               TO MAY 31,                                 TO MAY 31,
                                                  2004                                       2004
                                                CLASS 20              CLASS 15              CLASS 12             CLASS 8
                                           ------------------    ------------------    ------------------    ------------------
PRIMARY FUND (CONTINUED)
Sold                                                      115         1,456,812,277         2,451,762,075       134,482,237,478
Reinvested                                                 --             1,362,603             1,932,007            82,981,062
Redeemed                                                   --        (2,013,520,375)       (2,125,547,033)     (128,606,759,068)
                                           ------------------    ------------------    ------------------    ------------------
Net Increase
   (Decrease)                                             115          (555,345,495)          328,147,049         5,958,459,472
                                           ==================    ==================    ==================    ==================

                                                                    TREASURER'S
                                                 CLASS R               TRUST                CLASS 45              CLASS 25
                                           ------------------    ------------------    ------------------    ------------------
U.S. GOVERNMENT FUND
Sold                                            3,021,703,909            61,748,962             1,683,161            62,663,950
Reinvested                                            867,803                46,329                 7,530               375,764
Redeemed                                       (3,015,856,505)          (49,021,737)           (7,502,931)          (47,146,097)
                                           ------------------    ------------------    ------------------    ------------------
Net Increase (Decrease)                             6,715,207            12,773,554            (5,812,240)           15,893,617
                                           ==================    ==================    ==================    ==================

                                                                    FEBRUARY 24,
                                                                       2004*
                                                                     TO MAY 31,
                                                                       2004
                                                    CLASS 15         CLASS 12           CLASS 8
                                                ---------------   ---------------   ---------------
U.S. GOVERNMENT FUND (CONTINUED)
Sold                                                     31,402         1,000,100     1,817,993,320
Reinvested                                                  943               340         2,034,027
Redeemed                                                (31,401)               --    (1,585,670,210)
                                                ---------------   ---------------   ---------------
Net Increase (Decrease)                                     944         1,000,440       234,357,137
                                                ===============   ===============   ===============

                                                                                       AUGUST 7,
                                                                                         2003*
                                                                                       TO MAY 31,
                                                                    TREASURER'S          2004
                                                    CLASS R            TRUST           CLASS 45
                                                ---------------   ---------------   ---------------
U.S. TREASURY FUND
Sold                                              1,597,058,010       183,946,111            10,643
Reinvested                                              316,627           995,194                44
Redeemed                                         (1,576,074,000)     (215,410,017)             (643)
                                                ---------------   ---------------   ---------------
Net Increase (Decrease)                              21,300,637       (30,468,712)           10,044
                                                ===============   ===============   ===============

                                                   AUGUST 7,       FEBRUARY 24,
                                                     2003*             2004*
                                                  TO MAY 31,        TO MAY 31,
                                                     2004              2004
                                                   CLASS 25          CLASS 12           CLASS 8
                                                ---------------   ---------------   ---------------
U.S. TREASURY FUND (CONTINUED)
Sold                                                     10,000               100        72,573,589
Reinvested                                                   58                --           137,317
Redeemed                                                     --                --       (37,195,324)
                                                ---------------   ---------------   ---------------
Net Increase (Decrease)                                  10,058               100        35,515,582
                                                ===============   ===============   ===============

                                                  FOR YEAR ENDED MAY 31, 2003
                             ----------------------------------------------------------------------
                                                                    TREASURER'S
                                  CLASS R          CLASS 75            TRUST            CLASS 45
                             ----------------   ---------------   ---------------   ---------------
PRIMARY FUND
Sold                           16,853,155,619        87,147,004     1,515,135,507        59,421,622
Reinvested                         42,050,920           182,580         5,271,175           236,393
Redeemed                      (17,125,367,842)      (96,641,936)   (1,532,997,021)      (69,319,172)
                             ----------------   ---------------   ---------------   ---------------
Net Decrease                     (230,161,303)       (9,312,352)      (12,590,339)       (9,661,157)
                             ================   ===============   ===============   ===============

                                   JULY 1,
                                    2002*
                                 TO MAY 31,
                                    2003
                                  CLASS 35         CLASS 25          CLASS 15           CLASS 8
                             ----------------   ---------------   ---------------  ----------------
PRIMARY FUND (CONTINUED)
Sold                               12,001,751     2,931,121,823     2,649,543,164   123,333,591,891
Reinvested                             90,556        25,389,565         4,130,222        92,033,720
Redeemed                          (12,092,307)   (3,545,262,234)   (1,995,712,407) (120,939,674,548)
                             ----------------   ---------------   ---------------  ----------------
Net Increase
   (Decrease)                              --      (588,750,846)      657,960,979     2,485,951,063
                             ================   ===============   ===============  ================

                                                                   TREASURER'S
                                                    CLASS R            TRUST           CLASS 45
                                                ---------------   ---------------   ---------------
U.S. GOVERNMENT FUND
Sold                                              2,696,637,590        28,132,785        11,578,672
Reinvested                                            4,470,555            49,618            19,057
Redeemed                                         (2,756,678,149)      (25,633,497)       (6,220,912)
                                                ---------------   ---------------   ---------------
Net Increase (Decrease)                             (55,570,004)        2,548,906         5,376,817
                                                ===============   ===============   ===============

                                                                    NOVEMBER 18,        JUNE 7,
                                                                       2002*             2002*
                                                                    TO MAY 31,        TO MAY 31,
                                                                       2003              2003
                                                   CLASS 25          CLASS 15           CLASS 8
                                                ---------------   ---------------   ---------------
U.S. GOVERNMENT FUND (CONTINUED)
Sold                                                 38,629,062           151,772       233,128,595
Reinvested                                              680,126               699           101,678
Redeemed                                            (79,871,549)          (51,855)     (184,099,271)
                                                ---------------   ---------------   ---------------
Net Increase (Decrease)                             (40,562,361)          100,616        49,131,002
                                                ===============   ===============   ===============

                                                                                        JUNE 7,
                                                                                         2002*
                                                                                       TO MAY 31,
                                                                    TREASURER'S          2003
                                                    CLASS R            TRUST            CLASS 8
                                                ---------------   ---------------   ---------------
U.S. TREASURY FUND
Sold                                              1,107,389,316       632,146,374        10,394,477
Reinvested                                            1,675,911         2,280,276            27,928
Redeemed                                         (1,097,130,972)     (610,414,971)               --
                                                ---------------   ---------------   ---------------
Net Increase                                         11,934,255        24,011,679        10,422,405
                                                ===============   ===============   ===============

----------
* Inception of Class operations.

(5)  FINANCIAL HIGHLIGHTS:
Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for each of the periods as indicated:

                                                                                  CLASS R
                                                                            YEARS ENDED MAY 31,
                                               ---------------------------------------------------------------------------------
                                                   2004               2003            2002             2001             2000
                                               -------------     -------------    -------------    -------------    ------------
PRIMARY FUND
Net asset value at beginning of year           $      1.0000     $      1.0000    $      1.0000    $      1.0000    $     1.0000
                                               -------------     -------------    -------------    -------------    ------------
Net investment income                                 0.0011            0.0065           0.0187           0.0511          0.0492
Dividends from net investment income                 (0.0011)          (0.0065)         (0.0187)         (0.0511)        (0.0492)
                                               -------------     -------------    -------------    -------------    ------------
Net asset value at end of year                 $      1.0000     $      1.0000    $      1.0000    $      1.0000    $     1.0000
                                               =============     =============    =============    =============    ============
Total Return                                            0.11%             0.65%            1.90%            5.29%           4.92%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)              $     6,067.2     $     6,231.8    $     6,462.0    $     6,241.8    $    4,355.9
Ratio of expenses to average
  net assets                                            1.00%(b)          1.00%            1.01%            1.00%           1.00%
Ratio of net investment income
  to average net assets                                 0.10%(b)          0.64%            1.86%            5.11%           4.74%

                                                  CLASS 95                                   CLASS 75
                                               -------------     ----------------------------------------------------------------
                                                 AUGUST 12,          YEAR             YEAR             YEAR            MAY 29,
                                                    2003*            ENDED            ENDED            ENDED            2001*
                                                 TO MAY 31,         MAY 31,          MAY 31,          MAY 31,        TO MAY 31,
                                                    2004             2004             2003             2002             2001
                                               -------------     -------------    -------------    -------------    ------------
PRIMARY FUND
Net asset value at beginning
  of period                                    $      1.0000     $      1.0000    $      1.0000    $      1.0000    $     1.0000
                                               -------------     -------------    -------------    -------------    ------------
Net investment income                                 0.0009            0.0035           0.0090           0.0213          0.0003
Dividends from net investment
  income                                             (0.0009)          (0.0035)         (0.0090)         (0.0213)        (0.0003)
                                               -------------     -------------    -------------    -------------    ------------
Net asset value at end of period               $      1.0000     $      1.0000    $      1.0000    $      1.0000    $     1.0000
                                               =============     =============    =============    =============    ============
Total Return                                            0.09%             0.35%            0.90%            2.16%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                                   $        16.0     $         6.8    $        14.1    $        23.5    $       34.7
Ratio of expenses to average
  net assets                                            0.95%(a)          0.75%            0.75%            0.76%           0.75%(a)
Ratio of net investment income to
  average net assets                                    0.14%(a)          0.37%            0.95%            2.33%           3.97%(a)

                                                 CLASS 70                               TREASURER'S TRUST
                                               -------------     ----------------------------------------------------------------
                                                AUGUST 12,           YEAR             YEAR             YEAR            MAY 29,
                                                   2003*             ENDED            ENDED            ENDED            2001*
                                                TO MAY 31,          MAY 31,          MAY 31,          MAY 31,        TO MAY 31,
                                                   2004              2004             2003             2002             2001
                                               -------------     -------------    -------------    -------------    ------------
PRIMARY FUND
Net asset value at
  beginning of period                          $      1.0000     $      1.0000    $      1.0000    $      1.0000    $     1.0000
                                               -------------     -------------    -------------    -------------    ------------
Net investment income                                 0.0029            0.0050           0.0105           0.0228          0.0003
Dividends from net
  investment income                                  (0.0029)          (0.0050)         (0.0105)         (0.0228)        (0.0003)
                                               -------------     -------------    -------------    -------------    ------------
Net asset value at
  end of period                                $      1.0000     $      1.0000    $      1.0000    $      1.0000    $     1.0000
                                               =============     =============    =============    =============    ============
Total Return                                            0.29%             0.50%            1.06%            2.32%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                                   $        26.6     $       443.7    $       497.4    $       510.0    $      224.5
Ratio of expenses to
  average net assets                                    0.70%(a)          0.60%            0.60%            0.60%           0.60%(a)
Ratio of net investment
  income to average
  net assets                                            0.39%(a)          0.50%            1.04%            2.05%           4.12%(a)

                                                      CLASS 45                                  CLASS 35
                                  -------------------------------------------------     --------------------------
                                    YEAR         YEAR         YEAR        MAY 29,          YEAR           JULY 1,
                                    ENDED        ENDED        ENDED        2001*           ENDED           2002*
                                   MAY 31,      MAY 31,      MAY 31,     TO MAY 31,       MAY 31,       TO MAY 31,
                                    2004         2003         2002         2001            2004            2003
                                  ---------    ---------    ---------    ----------     ----------      ----------
PRIMARY FUND
Net asset value at
  beginning of period             $  1.0000    $  1.0000    $  1.0000    $   1.0000     $   1.0000      $   1.0000
                                  ---------    ---------    ---------    ----------     ----------      ----------
Net investment income                0.0065       0.0120       0.0243        0.0004         0.0050          0.0075
Dividends from net
  investment income                 (0.0065)     (0.0120)     (0.0243)      (0.0004)       (0.0050)        (0.0075)
                                  ---------    ---------    ---------    ----------     ----------      ----------
Net asset value at end
  of period                       $  1.0000    $  1.0000    $  1.0000    $   1.0000     $   1.0000      $   1.0000
                                  =========    =========    =========    ==========     ==========      ==========
Total Return                           0.65%        1.21%        2.48%         0.04%          0.51%           0.76%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                      $    16.0    $    13.5    $    23.1    $      7.4     $      5.1      $       --
Ratio of expenses to
  average net assets                   0.45%        0.45%        0.45%         0.45%(a)       0.35%(a)+       0.35%(a)+
Ratio of net investment
  income to average
  net assets                           0.65%        1.23%        2.13%         4.27%(a)       0.74%(a)+       1.45%(a)+


                                                                           CLASS 25
                                                 ------------------------------------------------------------
                                                                                                    MAY 29,
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED         2001*
                                                   MAY 31,         MAY 31,         MAY 31,        TO MAY 31,
                                                     2004            2003            2002            2001
                                                 ------------    ------------    ------------    ------------
PRIMARY FUND
Net asset value at beginning of period           $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                                 ------------    ------------    ------------    ------------
Net investment income                                  0.0085          0.0140          0.0263          0.0004
Dividends from net investment income                  (0.0085)        (0.0140)        (0.0263)        (0.0004)
                                                 ------------    ------------    ------------    ------------
Net asset value at end of period                 $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                                 ============    ============    ============    ============
Total Return                                             0.86%           1.42%           2.69%           0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)              $    1,348.4    $    1,524.7    $    2,113.4    $      442.0
Ratio of expenses to average net assets                  0.25%           0.25%           0.25%           0.25%(a)
Ratio of net investment income to
  average net assets                                     0.84%           1.41%           2.31%           4.47%(a)

                                                 CLASS 20                            CLASS 15                          CLASS 12
                                               -------------     -----------------------------------------------     ------------
                                               FEBRUARY 17,          YEAR             YEAR           JULY 30,          JUNE 25,
                                                 2004* TO            ENDED            ENDED            2001*           2003* TO
                                                  MAY 31,           MAY 31,          MAY 31,            TO              MAY 31,
                                                   2004              2004             2003             2002              2004
                                               -------------     -------------    -------------    -------------     -----------
PRIMARY FUND
Net asset value at beginning of period         $      1.0000     $      1.0000    $      1.0000    $      1.0000     $    1.0000
                                               -------------     -------------    -------------    -------------     -----------
Net investment income                                 0.0025            0.0095           0.0150           0.0205          0.0090
Dividends from net
  investment income                                  (0.0025)          (0.0095)         (0.0150)         (0.0205)        (0.0090)
                                               -------------     -------------    -------------    -------------     -----------
Net asset value at end of period               $      1.0000     $      1.0000    $      1.0000    $      1.0000     $    1.0000
                                               =============     =============    =============    =============     ===========
Total Return                                            0.26%             0.96%            1.52%            2.08%           0.91%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)                            $          --     $       136.7    $       692.0    $        34.1     $     328.1
Ratio of expenses to
  average net assets                                    0.20%(a)          0.15%            0.15%            0.15%(a)        0.12%(a)
Ratio of net investment
  income to average net assets                          0.89%(a)          0.95%            1.30%            2.07%(a)        0.97%(a)

                                                                 CLASS 8
                                            --------------------------------------------------
                                                                                   JULY 27,
                                              YEAR ENDED        YEAR ENDED         2001* TO
                                                MAY 31,           MAY 31,          MAY 31,
                                                 2004              2003             2002
                                            --------------    --------------    --------------
PRIMARY FUND
Net asset value at beginning of period      $       1.0000    $       1.0000    $       1.0000
                                            --------------    --------------    --------------
Net investment income                               0.0102            0.0157            0.0214
Dividends from net investment income               (0.0102)          (0.0157)          (0.0214)
                                            --------------    --------------    --------------
Net asset value at end of period            $       1.0000    $       1.0000    $       1.0000
                                            ==============    ==============    ==============
Total Return                                          1.03%             1.59%             2.17%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)         $     11,262.8    $      5,304.3    $      2,818.3
Ratio of expenses to average net assets               0.08%             0.08%             0.08%(a)
Ratio of net investment income to
  average net assets                                  1.02%             1.45%             2.25%(a)

                                                                                     CLASS R
                                                                               YEARS ENDED MAY 31,
                                               ---------------------------------------------------------------------------------
                                                   2004              2003             2002             2001             2000
                                               -------------     -------------    -------------    -------------    ------------
U.S. GOVERNMENT FUND
Net asset value at beginning of year           $      1.0000     $      1.0000    $      1.0000    $      1.0000    $     1.0000
                                               -------------     -------------    -------------    -------------    ------------
Net investment income                                 0.0010            0.0050           0.0149           0.0493          0.0471
Dividends from net investment
  income                                             (0.0010)          (0.0050)         (0.0149)         (0.0493)        (0.0471)
                                               -------------     -------------    -------------    -------------    ------------
Net asset value at end of year                 $      1.0000     $      1.0000    $      1.0000    $      1.0000    $     1.0000
                                               =============     =============    =============    =============    ============
Total Return                                            0.10%             0.50%            1.50%            5.12%           4.71%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)              $       853.5     $       846.7    $       902.3    $       887.1    $      667.7
Ratio of expenses to average
  net assets                                            1.00%(b)          1.00%            1.01%            1.01%           1.00%
Ratio of net investment income to
  average net assets                                    0.08%(b)          0.50%            1.44%            4.93%           4.12%

                                                                      TREASURER'S TRUST
                                                 ------------------------------------------------------------
                                                                                                    MAY 29,
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED       2001* TO
                                                    MAY 31,         MAY 31,         MAY 31,         MAY 31,
                                                     2004            2003            2002            2001
                                                 ------------    ------------    ------------    ------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period           $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                                 ------------    ------------    ------------    ------------
Net investment income                                  0.0049          0.0090          0.0189          0.0003
Dividends from net investment income                  (0.0049)        (0.0090)        (0.0189)        (0.0003)
                                                 ------------    ------------    ------------    ------------
Net asset value at end of period                 $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                                 ============    ============    ============    ============
Total Return                                             0.49%           0.91%           1.91%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)              $       19.3    $        6.5    $        4.0    $       15.6
Ratio of expenses to average net assets                  0.60%           0.60%           0.60%           0.60%(a)
Ratio of net investment income to
  average net assets                                     0.48%           0.83%           2.16%           3.47%(a)

                                                                            CLASS 45
                                                 ------------------------------------------------------------
                                                                                                    MAY 29,
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED       2001* TO
                                                   MAY 31,         MAY 31,         MAY 31,         MAY 31,
                                                     2004            2003            2002            2001
                                                 ------------    ------------    ------------    ------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period           $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                                 ------------    ------------    ------------    ------------
Net investment income                                  0.0064          0.0105          0.0203          0.0003
Dividends from net investment income                  (0.0064)        (0.0105)        (0.0203)        (0.0003)
                                                 ------------    ------------    ------------    ------------
Net asset value at end of period                 $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                                 ============    ============    ============    ============
Total Return                                             0.64%           1.06%           2.06%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)              $        0.0    $        5.8    $        0.4    $        4.4
Ratio of expenses to average
  net assets                                             0.44%           0.45%           0.45%           0.45%(a)
Ratio of net investment income to
  average net assets                                     0.66%           0.86%           2.73%           3.62%(a)

                                                                          CLASS 25
                                                 ------------------------------------------------------------
                                                                                                    MAY 29,
                                                 YEAR ENDED       YEAR ENDED      YEAR ENDED       2001* TO
                                                   MAY 31,          MAY 31,         MAY 31,         MAY 31,
                                                     2004            2003            2002            2001
                                                 ------------    ------------    ------------    ------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period           $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                                 ------------    ------------    ------------    ------------
Net investment income                                  0.0084          0.0125          0.0224          0.0003
Dividends from net investment income                  (0.0084)        (0.0125)        (0.0224)        (0.0003)
                                                 ------------    ------------    ------------    ------------
Net asset value at end of period                 $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                                 ============    ============    ============    ============
Total Return                                             0.84%           1.27%           2.28%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)              $       66.0    $       50.1    $       90.7    $        3.8
Ratio of expenses to average net assets                  0.25%           0.25%           0.25%           0.25%(a)
Ratio of net investment income to
  average net assets                                     0.83%           1.28%           1.71%           3.82%(a)

                                                   CLASS 15                   CLASS 12                    CLASS 8
                                        -------------------------------     -------------     -------------------------------
                                            YEAR          NOVEMBER 18,      FEBRUARY 24,          YEAR             JUNE 7,
                                            ENDED           2002* TO          2004* TO            ENDED           2002* TO
                                           MAY 31,           MAY 31,           MAY 31,           MAY 31,           MAY 31,
                                            2004              2003              2004              2004              2003
                                        -------------     -------------     -------------     -------------     -------------
U.S. GOVERNMENT FUND
Net asset value at
  beginning of period                   $      1.0000     $      1.0000     $      1.0000     $      1.0000     $      1.0000
                                        -------------     -------------     -------------     -------------     -------------
Net investment income                          0.0094            0.0061            0.0025            0.0101            0.0142
Dividends from net
  investment income                           (0.0094)          (0.0061)          (0.0025)          (0.0101)          (0.0142)
                                        -------------     -------------     -------------     -------------     -------------
Net asset value at
  end of period                         $      1.0000     $      1.0000     $      1.0000     $      1.0000     $      1.0000
                                        =============     =============     =============     =============     =============
Total Return                                     0.94%             0.61%             0.25%             1.01%             1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  period (millions)                     $         0.1     $         0.1     $         1.0     $       283.5     $        49.1
Ratio of expenses to
  average net assets                             0.15%             0.15%(a)          0.13%(a)          0.08%             0.08%(a)
Ratio of net investment
  income to average
  net assets                                     0.93%             1.17%(a)          0.96%(a)          1.00%             1.20%(a)

                                                                              CLASS R
                                                                       YEARS ENDED MAY 31,
                                        -------------------------------------------------------------------------------------
                                            2004              2003              2002              2001              2000
                                        -------------     -------------     -------------     -------------     -------------
U.S. TREASURY FUND
Net asset value at
  beginning of year                     $      1.0000     $      1.0000     $      1.0000     $      1.0000     $      1.0000
Net investment income                          0.0009            0.0047            0.0166            0.0468            0.0443
Dividends from net
  investment income                           (0.0009)          (0.0047)          (0.0166)          (0.0468)          (0.0443)
Net asset value at
  end of year                           $      1.0000     $      1.0000     $      1.0000     $      1.0000     $      1.0000
                                        =============     =============     =============     =============     =============
Total Return                                     0.09%             0.47%             1.68%             4.82%             4.43%

RATIOS/SUPPLEMENTAL DATA
Net assets end of
  year (millions)                       $       377.5     $       356.2     $       344.3     $       401.2     $       397.2
Ratio of expenses to
  average net assets                             1.00%(b)          1.00%             1.00%(b)          1.04%(b)          1.00%(b)
Ratio of net investment
  income (loss) to average
  net assets                                    (0.02%)(b)         0.47%             1.61%(b)          4.63%(b)          4.12%(b)

                                                                      TREASURER'S TRUST
                                                 ------------------------------------------------------------
                                                                                                    MAY 29,
                                                              YEARS ENDED MAY 31,                   2001*
                                                 ------------------------------------------------ TO MAY 31,
                                                     2004            2003            2002            2001
                                                 ------------    ------------    ------------    ------------
U.S. TREASURY FUND
Net asset value at beginning of period           $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                                 ------------    ------------    ------------    ------------
Net investment income                                  0.0039          0.0086          0.0203          0.0003
Dividends from net investment income                  (0.0039)        (0.0086)        (0.0203)        (0.0003)
                                                 ------------    ------------    ------------    ------------
Net asset value at end of year                   $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                                 ============    ============    ============    ============
Total Return                                             0.39%           0.87%           2.06%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)              $      251.4    $      281.9    $      257.9    $       28.4
Ratio of expenses to average net assets                  0.60%           0.60%           0.61%           0.60%(a)
Ratio of net investment income to
  average net assets                                     0.39%           0.85%           1.44%           3.44%(a)

                                          CLASS 45          CLASS 25          CLASS 12                    CLASS 8
                                        -------------     -------------     -------------     -------------------------------
                                          AUGUST 7,          AUGUST 7,       FEBRUARY 24,         YEAR             JUNE 7,
                                            2003*              2003*             2004*            ENDED             2002*
                                          TO MAY 31,        TO MAY 31,        TO MAY 31,         MAY 31,          TO MAY 31,
                                            2004               2004              2004             2004              2003
                                        -------------     -------------     -------------     -------------     -------------
U.S TREASURY FUND
Net asset value at beginning
  of period                             $      1.0000     $      1.0000     $      1.0000     $      1.0000     $      1.0000
                                        -------------     -------------     -------------     -------------     -------------
Net investment income from
  investment operations                        0.0043            0.0058            0.0022            0.0091            0.0143
Less dividends from net
  investment income                           (0.0043)          (0.0058)          (0.0022)          (0.0091)          (0.0143)
                                        -------------     -------------     -------------     -------------     -------------
Net asset value at end
  of period                             $      1.0000     $      1.0000     $      1.0000     $      1.0000     $      1.0000
                                        =============     =============     =============     =============     =============
Total Return                                     0.43%             0.58%             0.22%             0.91%             1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                            $          --     $          --     $          --     $        45.9     $        10.4
Ratio of expenses to average
  net assets                                     0.43%(a)          0.26%(a)          0.12%(a)          0.08%             0.08%(a)
Ratio of net investment
  income to average net assets                   0.54%(a)          0.71%(a)          0.83%(a)          0.90%             1.12%(a)

----------
*    Inception of Class Operations.

+ The Fund did not have assets as shown outstanding during the entire period indicated. Therefore, ratios were annualized based on the period that the class held assets and therefore was allocated income and expenses.

(a)  Annualized.

(b) Due to the voluntary waiver of certain expenses for certain Classes by RMCI, the net expense and net investment income ratios amounted to:

                                                                         YEARS ENDED MAY 31,
                                        -------------------------------------------------------------------------------------
                                            2004              2003              2002              2001              2000
                                        -------------     -------------     -------------     -------------     -------------
        U.S. TREASURY CLASS R
        Expense Ratio                            0.89%             1.00%             0.97%             0.99%             0.86%
        Net Investment Income                    0.09%             0.47%             1.64%             4.68%             4.26%

                                                  PRIMARY FUND              U.S. GOVERNMENT FUND
                                                    CLASS R                       CLASS R
                                              ----------------------     -------------------------
                                                   YEAR ENDED                    YEAR ENDED
                                                  MAY 31, 2004                    MAY 31 4
                                              ----------------------     -------------------------
        Expense Ratio                                 0.99%                         0.98%
        Net Investment Income                         0.10%                         0.10%

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Reserve Fund and the Shareholders of Primary Fund, U.S. Government Fund and U.S. Treasury Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Primary Fund, U.S. Government Fund and U.S. Treasury Fund (collectively, the "Funds"; three of the portfolios constituting The Reserve Fund) at May 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
July 30, 2004

                                THE RESERVE FUND

The Board of Trustees of the Trust is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Funds and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. The Trustees and the Executive Officers of the Funds oversee 30 portfolios in the Reserve fund complex. None of the Trustees or Executive Officers hold public directorships outside of the Reserve fund complex, except Fr. Harrington, who has been a Director of The Bear Stearns Companies, Inc. (financial services company/broker-dealer) since 1993, and Patrick Foye, who has been a Director of the Philadelphia Trust Company since 2002.

INTERESTED TRUSTEE

                                                                  TERM OF                 PRINCIPAL OCCUPATIONS
                                            POSITIONS           OFFICE** AND                 DURING THE LAST
NAME, ADDRESS, AGE                        WITH THE FUNDS     LENGTH OF SERVICE                  FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT*                          Chairman, Chief         Chairman and      President of Reserve Management
Age: 67                                 Executive Officer          Chief          Company, Inc. ("RMCI"), Director and
The Reserve Funds                       and Trustee              Executive        Chairman/Chief Executive Officer of
1250 Broadway                                                  Officer since      Reserve Management Corporation
New York, NY 10001                                                 2000           ("RMC") and Chairman and Director
                                                                                  of Resrv Partners, Inc. ("RESRV")
                                                               Trustee since      since 200; Chairman and Director of
                                                                   1971           Reserve International Liquidity
                                                                                  Fund (USD) Ltd. since 1990.

                                                                                  Co-founder of The Reserve Fund in
                                                                                  1970; officer thereof since 1970.

*   MR. BENT IS AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN SECTION 2(a)
    (19) OF THE INVESTMENT COMPANY ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.

NON-INTERESTED TRUSTEES

                                                                  TERM OF                 PRINCIPAL OCCUPATIONS
                                            POSITIONS           OFFICE** AND                 DURING THE LAST
NAME, ADDRESS, AGE                        WITH THE FUNDS     LENGTH OF SERVICE                  FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.                       Trustee                  Since 1970       Retired. President, Premier
Age: 73                                                                           Resources, Inc. (meeting
2517 Highway #35, Bldg. J                                                         management firm) since 1987.
Manasquan, NJ 08736

PATRICK J. FOYE                         Trustee                  Since 2001       President and CEO, United Way
Age: 47                                                                           of Long Island, since
819 Grand Blvd                                                                    February 2004; Chairman, New
Deer Park, NY 11729                                                               York Public Asset Fund (state
                                                                                  agency), since 2002; Deputy
                                                                                  Chairman, Long Island Power
                                                                                  Authority (public utility)
                                                                                  since 1995; Executive Vice
                                                                                  President of Apartment
                                                                                  Investment and Management
                                                                                  Company (real estate
                                                                                  investment) May 1998 to
                                                                                  February 2004; Partner,
                                                                                  Skadden, Arps Slate Meagher &
                                                                                  Flom (Law firm) from 1989 to
                                                                                  1998.

                                                                  TERM OF                 PRINCIPAL OCCUPATIONS
                                            POSITIONS           OFFICE** AND                 DURING THE LAST
NAME, ADDRESS, AGE                        WITH THE FUNDS     LENGTH OF SERVICE                  FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON                    Trustee                  Since 1987       President of St. John's University,
Age: 58                                                                           New York since 1989.
c/o St. John's University
8000 Utopia Parkway
Jamaica, NY 11439

WILLIAM J. MONTGORIS                    Trustee                  Since 1999       Retired since 1999;. Chief Operating
Age: 57                                                                           Officer of The Bear Stearns
286 Gregory Road                                                                  Companies, Inc. from 1979 to 1999.
Franklin Lakes, NJ 07417

WILLIAM E. VIKLUND                      Trustee                  Since 1999       Retired since 1996; President and
Age: 63                                                         and from 1987     COO of Long Island Bankcorp from
110 Grist Mill Lane                                               to 1990         1980 to 1996.
Plandome Manor, NY 11030


OFFICERS WHO ARE NOT TRUSTEES

                                                                  TERM OF                 PRINCIPAL OCCUPATIONS
                                            POSITIONS           OFFICE** AND                 DURING THE LAST
NAME, ADDRESS, AGE                        WITH THE FUNDS     LENGTH OF SERVICE                  FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II                        President and            Since 2000       Senior Vice President,
Age: 38                                 Assistant                                 Secretary and Assistant
The Reserve Funds                       Treasurer                                 Treasurer of RMCI, Senior Vice
1250 Broadway                                                                     President, Secretary and
New York, NY 10001                                                                Assistant Treasurer of RMC, and
                                                                                  Secretary and Director of RESRV
                                                                                  since 2000; Trustee of The Reserve
                                                                                  Fund, the Reserve Tax-Exempt Trust,
                                                                                  Reserve New York Tax-Exempt Trust,
                                                                                  and the Hallmark Equity Series
                                                                                  Trust from 1999 to 2001; Vice
                                                                                  President of RMC, RMCI and RESRV
                                                                                  from 1992 to 2000.

ARTHUR T. BENT III                      Chief Operating          Since 2000       Chief Operating Officer/Treasurer,
Age: 36                                 Officer/Treasurer,                        Senior Vice President and Assistant
The Reserve Funds                       Senior Vice                               Secretary of RMCI, President,
1250 Broadway                           President and                             Treasurer and Assistant Secretary
New York, NY 10001                      Assistant                                 of RMC, and, Treasurer and Director
                                        Secretary                                 of RESRV since 2000; Vice President
                                                                                  RMC, RMCI and RESRV from 1997 to
                                                                                  2000.

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE NON-INTERESTED TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS. OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The Trust's Statement of Additional Information includes additional information about Trust Trustees and is available free of charge, upon request, for Shareholders by calling toll free: 1-800-637-1700.

                       FEDERAL TAX INFORMATION (UNAUDITED)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the Federal Tax Status of dividends paid during the year. Accordingly, all dividends for each fund were ordinary income dividends.

[THE RESERVE FUNDS(R) LOGO]
"The World's First Money-Market Fund"(R)

1250 Broadway, New York, NY 10001-3701
212-401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RF/ANNUAL 05/04

[AMERICAN EXPRESS(R) LOGO]


AMERICAN EXPRESS
MONEY MARKET ACCOUNTS


STRATEGIST MONEY-MARKET FUND

ANNUAL REPORT
MAY 31, 2004


OFFERED BY
THE RESERVE FUNDS


[AMERICAN EXPRESS(R) LOGO]


FOR YIELD AND BALANCE INFORMATION CALL
800-297-7378

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RF/STR ANNUAL REPORT 5/04

                          STRATEGIST MONEY-MARKET FUND

                STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 2004

ASSETS
Investment in Reserve Primary Fund - Class 8 (12,100,000 shares;
   Cost* $12,100,000)                                                                  $  12,100,000
Cash                                                                                          47,606
Dividends receivable                                                                           1,362
                                                                                       -------------

Total Assets                                                                              12,148,968
                                                                                       -------------
LIABILITIES
Comprehensive management fee payable                                                             426
Total Liabilities                                                                                426
                                                                                       -------------

NET ASSETS                                                                             $  12,148,542
                                                                                       =============
NET ASSETS WERE COMPRISED OF+:
   PAR VALUE                                                                           $      12,149
   ADDITIONAL PAID-IN CAPITAL                                                             12,136,393
                                                                                       -------------

TOTAL NET ASSETS                                                                       $  12,148,542
                                                                                       =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON
   12,148,542 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
   OUTSTANDING:                                                                        $        1.00
                                                                                       =============

----------
* The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.

+ The tax basis of the Fund's assets is the same as the basis for financial reporting.

                             STATEMENT OF OPERATIONS

                         FOR THE YEAR ENDED MAY 31, 2004

INVESTMENT INCOME (Note 1):
   Interest                                                                            $      75,570
   Dividends from Reserve Primary Fund                                                        59,386
                                                                                       -------------
     Total Investment Income                                                                 134,956
                                                                                       -------------

EXPENSES (Note 2)
   Comprehensive management fee                                                              100,470
   Distribution (12b-1) fee                                                                   26,292
   Interest expense                                                                               28
   Trustees fees                                                                                 150
                                                                                       -------------
     Total Expenses                                                                          126,940
     Expenses waived                                                                         (78,878)
                                                                                       -------------
     Net Expenses                                                                             48,062
                                                                                       -------------
NET INVESTMENT INCOME, representing Net Increase in Net Assets
   from Investment Operations                                                          $      86,894
                                                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       STATEMENT OF CHANGES IN NET ASSETS

                FOR THE YEARS ENDED MAY 31, 2004 AND MAY 31, 2003

                                                                                       2004             2003
                                                                                   -------------    -------------
CHANGES IN NET ASSETS FROM INVESTMENT OPERATIONS:
   Net investment income                                                           $      86,894    $     219,210
                                                                                   -------------    -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (NOTE 1):
   Net investment income                                                                 (86,894)        (219,210)
                                                                                   -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                                                       19,827,770       49,133,268
   Dividends reinvested                                                                   86,894          219,210
   Cost of shares redeemed                                                           (23,187,562)     (54,028,145)
                                                                                   -------------    -------------
                                                                                      (3,272,898)      (4,675,667)
                                                                                   -------------    -------------
   Net decrease in net assets                                                         (3,272,898)      (4,675,667)

NET ASSETS:
   Beginning of year                                                                  15,421,440       20,097,107
                                                                                   -------------    -------------
   End of year                                                                     $  12,148,542    $  15,421,440
                                                                                   =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     The Strategist Money-Market Fund, (the "Fund") a series of The Reserve Fund (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a non-diversified, open-end management investment company. The Fund currently invests substantially all of its assets in Class 8 shares of the Primary Fund Series of the Trust. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and are divided into seven (7) series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S Treasury II Fund and the Fund. These financial statements and notes apply only to the Fund.

     B.. Investments in the Reserve Primary Fund Class 8 shares are valued at Net Asset Value. Other Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act, and for computing the portfolio's weighted average life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest are deemed to be for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument, and for variable rate instruments the longer of
     (1) above or (2) the period remaining until the instrument's next interest rate adjustment.

     C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily, security premium or discount is amortized or accreted daily and dividend income is recognized on the ex-dividend date. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares unless the shareholder has elected in writing to receive cash.

     E. The Fund may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Fund's Board of Trustees. The Fund's investment adviser, Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), follows procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. However, in the event of default or bankruptcy by a seller, realization and/or retention of such collateral may be subject to legal proceedings. The Fund's custodians hold the underlying securities that are subject to repurchase agreements.

     F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     Pursuant to an Investment Management Agreement (the "Agreement") between RMCI and the Trust on behalf of the Fund, RMCI serves as the Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing the Fund's investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. For its services as investment adviser RMCI receives a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of the Fund. Shareholders do not pay comprehensive management fees of both the Fund and Primary Fund. The comprehensive management fees incurred at the Fund level are reduced by the amount of the comprehensive management fees incurred by the Primary Fund. The comprehensive management fee includes the investment advisory fee, as well as all administrative and customary operating expenses of the Fund, shareholder liaison services (such as, responding to customer inquires and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the Trustees of the Trust, who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each series of the Trust pays its direct or allocated share. For the year ended May 31, 2004, RMCI voluntarily waived a portion of its fee amounting to $57,284. Certain Trustees and Officers of the Trust and the Fund are also Officers of RMCI.

(3)  DISTRIBUTION ASSISTANCE:

     The Trust, on behalf of the Fund, has adopted a Rule 12b-1 Distribution Plan and entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for certain shareholder services and for the sale and distribution of its shares. The distribution fee is 0.20% per year of the Fund's average net assets. The Plan requires RMCI to pay at least an equivalent amount from its own resources. For the year ended May 31, 2004, the Fund accrued $26,292 in distribution fees of which $26,292 was voluntarily waived.

(4)  CONCENTRATION OF INVESTORS:

     The Fund is currently used primarily as a vehicle into which cash balances of customers of American Express are invested.

(5)  FINANCIAL HIGHLIGHTS:

     Contained below is per share operating performance data for a share of beneficial interest of the Fund for each of the periods as indicated.

                                                                           FOR FISCAL YEARS ENDED MAY 31,
                                                         ------------------------------------------------------------------
                                                            2004          2003          2002          2001          2000
                                                         ----------    ----------    ----------    ----------    ----------
     Net asset value at beginning of year                $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                         ----------    ----------    ----------    ----------    ----------
     Net investment income from investment operations        0.0066        0.0123        0.0232        0.0579        0.0550
     Less dividends from net investment income              (0.0066)      (0.0123)      (0.0232)      (0.0579)      (0.0550)
                                                         ----------    ----------    ----------    ----------    ----------
     Net asset value at end of year                      $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                         ==========    ==========    ==========    ==========    ==========
     Total Return                                              0.66%         1.24%         2.36%         5.78%         5.50%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of year (millions)                   $     12.1    $     15.4    $     20.1    $     27.4    $     42.3
     Ratio of expenses to average net assets                   0.96%*        1.00%*        1.01%*        1.01%*        1.00%*
     Ratio of net investment income to average
        net assets                                             0.06%         0.63%         1.78%         5.19%         4.61%
     Ratio of expenses to average net assets net of
        fee waivers                                            0.36%*        0.40%*        0.41%*        0.41%*        0.40%
     Ratio of net investment income to average
        net assets net of fee waivers                          0.66%         1.23%         2.38%         5.79%         5.21%

----------
*    Does not include expenses of the Reserve Primary Fund Class 8.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Reserve Fund and Shareholders of Strategist Money-Market Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategist Money-Market Fund (the "Fund") at May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the underlying fund's transfer agent, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
July 30, 2004

The Board of Trustees is responsible for the management and supervision of the Fund. The Trustees approve all material agreements between the Fund and the Fund's service providers. Biographical information relating to the Trustees and the Executive Officers of the Fund is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Fund and the length of time served. The Trustees and the Executive Officers of the Fund oversee 30 portfolios in the Reserve fund complex. None of the Trustees or Executive Officers hold public directorships outside of the Reserve fund complex, except Fr. Harrington, who has been a Director of The Bear Stearns Companies, Inc. (financial services company/broker-dealer) since 1993, and Patrick Foye, who has been a Director of the Philadelphia Trust Company since 2002.

INTERESTED TRUSTEES

                                                              TERM OF OFFICE** AND              PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE             POSITIONS WITH THE FUND          LENGTH OF SERVICE                    THE LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT*                Chairman, Chief Executive     Chairman and Chief            President of Reserve Management Company,
Age: 67                       Officer and Trustee           Executive Officer since       Inc. ("RMCI"), Director and
The Reserve Funds                                           2000                          Chairman/Chief Executive Officer of
1250 Broadway                                                                             Reserve Management Corporation ("RMC")
New York, NY 10001                                          Trustee since 1971            and Chairman and Director of Resrv
                                                                                          Partners, Inc. ("RESRV") since 200;
                                                                                          Chairman and Director of Reserve
                                                                                          International Liquidity Fund (USD) Ltd.
                                                                                          since 1990.

                                                                                          Co-founder of The Reserve Fund in 1970;
                                                                                          officer thereof since 1970.

NON-INTERESTED TRUSTEES

                                                              TERM OF OFFICE** AND              PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE             POSITIONS WITH THE FUND          LENGTH OF SERVICE                    THE LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.             Trustee                       Since 1970                    Retired. President, Premier Resources,
Age: 73                                                                                   Inc. (meeting management firm) since
2517 Highway #35, Bldg. J                                                                 1987.
Manasquan, NJ 08736

PATRICK J. FOYE               Trustee                       Since 2001                    President and CEO, United Way of Long
Age: 47                                                                                   Island, since February 2004; Chairman,
819 Grand Blvd                                                                            New York Public Asset Fund (state
Deer Park, NY 11729                                                                       agency), since 2002; Deputy Chairman,
                                                                                          Long Island Power Authority (public
                                                                                          utility) since 1995; Executive Vice
                                                                                          President of Apartment Investment and
                                                                                          Management Company (real estate
                                                                                          investment) May 1998 to February 2004;
                                                                                          Partner, Skadden, Arps Slate Meagher &
                                                                                          Flom (Law firm) from 1989 to 1998.

DONALD J. HARRINGTON          Trustee                       Since 1987                    President of St. John's University,
Age: 58                                                                                   New York since 1989.
c/o St. John's University
8000 Utopia Parkway
Jamaica, NY 11439

WILLIAM J. MONTGORIS          Trustee                       Since 1999                    Retired since 1999;. Chief Operating
Age: 57                                                                                   Officer of The Bear Stearns Companies,
286 Gregory Road                                                                          Inc. from 1979 to 1999.
Franklin Lakes, NJ 07417

WILLIAM E. VIKLUND            Trustee                       Since 1999 and from 1987      Retired since 1996; President and COO of
Age: 63                                                     to 1990                       Long Island Bankcorp from 1980 to 1996.
110 Grist Mill Lane
Plandome Manor, NY 11030

OFFICERS WHO ARE NOT TRUSTEES

                                                              TERM OF OFFICE** AND              PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              POSITIONS WITH THE FUND         LENGTH OF SERVICE                    THE LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II**            President and Assistant       Since 2000                    Senior Vice President, Secretary and
Age: 38                       Treasurer                                                   Assistant Treasurer of RMCI, Senior Vice
The Reserve Funds                                                                         President, Secretary and Assistant
1250 Broadway                                                                             Treasurer of RMC, and Secretary and
New York, NY 10001                                                                        Director of RESRV since 2000; Trustee of
                                                                                          The Reserve Fund, the Reserve Tax-Exempt
                                                                                          Trust, Reserve New York Tax-Exempt
                                                                                          Trust, and the Hallmark Equity Series
                                                                                          Trust from 1999 to 2001; Vice President
                                                                                          of RMC, RMCI and RESRV from 1992 to
                                                                                          2000.

ARTHUR T. BENT III**          Chief Operating               Since 2000                    Chief Operating Officer/Treasurer,
Age: 36                       Officer/Treasurer, Senior                                   Senior Vice President and Assistant
The Reserve Funds             Vice President and                                          Secretary of RMCI, President, Treasurer
1250 Broadway                 Assistant Secretary                                         and Assistant Secretary of RMC, and,
New York, NY 10001                                                                        Treasurer and Director of RESRV since
                                                                                          2000; Vice President RMC, RMCI and RESRV
                                                                                          from 1997 to 2000.

  *  MR. BENT IS AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN SECTION 2(a)
     (19) OF THE 1940 ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.

  ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS
     SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE NON-INTERESTED TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS. OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The Trust's Statement of Additional Information includes additional information about Trust Trustees and the Reserve Primary Fund Annual Report are available free of charge, upon request, for Shareholders by calling toll free:
1-800-637-1700.

                       FEDERAL TAX INFORMATION (UNAUDITED)

We are required by the Internal Revenue Code to advise you within 60 days of the Fund's year-end as to the federal tax status of dividends paid during the year. Accordingly, all dividends and distributions are designated as ordinary income.

[THE QUAKER(R) RESERVE MONEY MARKET ACCOUNT LOGO]

OFFERED BY
THE RESERVE FUNDS


ANNUAL REPORT


RESERVE PRIMARY II FUND


MAY 31, 2004

THIS LITERATURE IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN APPROPRIATE CURRENT PROSPECTUS. DISTRIBUTOR - RESRV PARTNERS, INC.

                                THE RESERVE FUND
                             RESERVE PRIMARY II FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2004

ASSETS:
Investment in Reserve Primary Fund - Class 8 (709,079 shares; Cost* $709,079)           $    709,079
Cash                                                                                         316,038
Receivable from affiliate                                                                     24,290
Receivable from affiliate for investments sold                                                 7,002
Dividends receivable from affiliate                                                               81
                                                                                        ------------
Total Assets                                                                               1,056,490
                                                                                        ------------

LIABILITIES:
Payable for investments purchased                                                            347,417
Comprehensive management fee payable                                                             182
Distribution (12b-1) fee payable                                                                 643
                                                                                        ------------
Total Liabilities                                                                            348,242
                                                                                        ------------

NET ASSETS                                                                              $    708,248
                                                                                        ============

NET ASSETS WERE COMPRISED OF**:
  PAR VALUE                                                                             $        708
  ADDITIONAL PAID-IN CAPITAL                                                                 707,540
                                                                                        ------------
TOTAL NET ASSETS                                                                        $    708,248
                                                                                        ============

  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS BASED
  ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING, AND EQUIVALENT
  TO THE NET ASSETS OF EACH CLASS:

  231,584 SHARES  - CLASS QUAKER I                                                      $       1.00
                                                                                        ============

  476,664 SHARES - CLASS QUAKER II                                                      $       1.00
                                                                                        ============

* The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.
** The tax basis of the Fund's assets is the same as the basis for financial reporting.

                             STATEMENT OF OPERATIONS
                       FOR THE PERIOD ENDED MAY 31, 2004*

INVESTMENT INCOME (NOTE 1)
  Dividends from Reserve Primary Fund                                                        $  1,103
                                                                                             --------

EXPENSES (NOTE 2)
  COMPREHENSIVE MANAGEMENT FEE                                                                    774
  DISTRIBUTION (12b-1) FEE:
     Class Quaker I                                                                               106
     Class Quaker II                                                                              650
                                                                                             --------
Total expenses before waiver                                                                    1,530
Expenses waived (Note 2)                                                                         (532)
                                                                                             --------
Net Expenses                                                                                      998
                                                                                             --------

NET INVESTMENT INCOME, representing Net Increase in Net Assets from Investment Operations    $    105
                                                                                             ========

                       STATEMENT OF CHANGES IN NET ASSETS
                       FOR THE PERIOD ENDED MAY 31, 2004*

INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income                                                       $      105
                                                                              ----------

DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1):
  Net investment income:
   Class Quaker I                                                                    (86)
   Class Quaker II                                                                   (19)
                                                                              ----------
                                                                                    (105)
                                                                              ----------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Proceeds from sale of Class Quaker I shares                                    243,816
  Proceeds from sale of Class Quaker II shares                                   666,129
  Dividends reinvested - Class Quaker I Shares                                        86
  Dividends reinvested - Class Quaker II Shares                                       19
  Cost of shares redeemed Class Quaker I shares                                  (12,318)
  Cost of shares redeemed Class Quaker II shares                                (189,484)
                                                                              ----------
                                                                                 708,248
                                                                              ----------
  Net increase in net assets                                                     708,248
                                                                              ----------

NET ASSETS:
  Beginning of period                                                                 --
                                                                              ----------
  End of period                                                               $  708,248
                                                                              ==========

*  For the period November 5, 2003 (commencement of operations) to May 31, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     The Reserve Primary II Fund (the "Fund"), a series of the Reserve Fund (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end investment company. The Fund invests all of its assets in Class 8 shares of the Reserve Primary Fund (the "Primary Fund"). The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.
     A. The Trusts' authorized shares of beneficial interest are unlimited and are divided into seven (7) series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S Treasury II Fund and Strategist Money-Market Fund. These financial statements and notes apply only to two classes of the Fund, Quaker Reserve Money-Market I ("QRI") and Quaker Reserve Money-Market II ("QRII").
     B. Investments are valued at the net asset value of the Primary Fund.
     C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.
     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily and security premium or discount is amortized or accreted daily. The Fund allocates investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) on a daily basis based upon the relative proportion of net assets of each class. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash.
     F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Trust on behalf of the Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing the Fund's investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. For its services as Investment Adviser RMCI receives a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of the Fund. Shareholders do not pay comprehensive management fees at both the Fund and Primary Fund levels. The comprehensive management fees incurred at the Fund level are reduced by the comprehensive management fees incurred by the Primary Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquires and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent cost. Excluded from the definition of administrative and customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and expenses, other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share. Certain Trustees and Officers of the Trust and Fund are also Officers of RMCI.

     DISTRIBUTION ASSISTANCE:

     The Trust, on behalf of the Fund has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") and has entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its shares. The maximum level of distribution expenses is 0.25% and 1.00% of the average net assets, of Class QRI and Class QRII, respectively per year. The Distribution Plan requires RMCI to pay at least an equivalent amount from its own resources. For the period ended May 31, 2004, the Fund accrued $756 in distribution fees of which $532 was voluntarily waived.

(3)  CONCENTRATION OF INVESTORS:

     The Fund is currently used primarily as a vehicle into which cash balances of customers the Quaker Funds are invested.

(4)  FINANCIAL HIGHLIGHTS:
     Contained below is per share operating performance data for a share of beneficial interest for each of the periods as indicated.

                                                                                   QRI             QRII

                                                                              PERIOD ENDED     PERIOD ENDED
                                                                                 MAY 31,          MAY 31,
                                                                                2004 (a)         2004 (a)
                                                                              ------------     ------------
Net asset value at beginning of period                                        $     1.0000     $     1.0000
                                                                              ------------     ------------
Net investment income from investment operations                                    0.0011           0.0002
Less dividends from net investment income                                          (0.0011)         (0.0002)
                                                                              ------------     ------------
Net asset value at end of period                                              $     1.0000     $     1.0000
                                                                              ============     ============

Total Return                                                                          0.11%            0.02%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)                                          $      231.6     $      476.7
Ratio of expenses to average net assets before waiver *                               0.97%(b)         1.72%(b)
Ratio of expenses to average net assets after waiver *                                0.82%(b)         0.99%(b)
Ratio of net investment income (loss) to average net assets before waiver             0.06%(b)        -0.69%(b)
Ratio of net investment income to average net assets after wavier                     0.20%(b)         0.03%(b)

(a) From the period November 5, 2003 (Commencement of Class) to May 31, 2004.
(b) Annualized
*   Does not include expenses of the Reserve Primary Fund Class 8.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Reserve Fund and the
Shareholders of Primary II Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Primary II Fund (the "Fund"; one of the portfolios constituting The Reserve
Fund) at May 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the period November 5, 2003 (commencement of operations) through May 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2004 by correspondence with the underlying fund's transfer agent, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
July 30, 2004

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Funds and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. The Trustees and the Executive Officers of the Funds oversee 30 portfolios in the Reserve fund complex. None of the Trustees or Executive Officers hold public directorships outside of the Reserve fund complex, except Fr. Harrington, who has been a Director of The Bear Stearns Companies, Inc. (financial services company/broker-dealer) since 1993, and Patrick Foye, who has been a Director of the Philadelphia Trust Company since 2002.

INTERESTED TRUSTEE

                                                          TERM OF OFFICE**AND  PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE             POSITIONS WITH THE FUNDS    LENGTH OF SERVICE   THE LAST FIVE YEARS
-----------------------------  ------------------------  --------------------  --------------------------------------
BRUCE R. BENT*                 Chairman, Chief           Chairman, Chief       President of Reserve Management
Age: 67                        Executive Officer and     Executive Officer     Company, Inc. ("RMCI"), Director and
The Reserve Funds              Trustee                   and Trustee since     Chairman/Chief Executive Officer of
1250 Broadway                                            2003                  Reserve Management Corporation
New York, NY 10001                                                             ("RMC") and Chairman and Director of
                                                                               Resrv Partners, Inc. ("RESRV") since
                                                                               200; Chairman and Director of Reserve
                                                                               International Liquidity Fund (USD)
                                                                               Ltd. since 1990.

                                                                               Co-founder of The Reserve Fund in
                                                                               1970; officer thereof since 1970.

NON-INTERESTED TRUSTEES

                                                          TERM OF OFFICE**AND  PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE             POSITIONS WITH THE FUNDS    LENGTH OF SERVICE   THE LAST FIVE YEARS
-----------------------------  ------------------------  --------------------  --------------------------------------
EDWIN EHLERT, JR.              Trustee                   Since 2003            Retired. President, Premier Resources,
Age: 73                                                                        Inc. (meeting management firm) since
2517 Highway #35, Bldg. J                                                      1987.
Manasquan, NJ 08736

PATRICK J. FOYE                Trustee                   Since 2003            President and CEO, United Way of Long
Age: 47                                                                        Island, since February 2004; Chairman,
819 Grand Blvd                                                                 New York Public Asset Fund (state
Deer Park, NY  11729                                                           agency), since 2002; Deputy Chairman,
                                                                               Long Island Power Authority (public
                                                                               utility) since 1995; Executive Vice
                                                                               President of Apartment Investment and
                                                                               Management Company (real estate
                                                                               investment) May 1998 to February 2004;
                                                                               Partner, Skadden, Arps Slate Meagher &
                                                                               Flom (Law firm) from 1989 to 1998.

DONALD J. HARRINGTON           Trustee                   Since 2003            President of St. John's University,
Age: 58                                                                        New York since 1989.
c/o St. John's University
8000 Utopia Parkway
Jamaica, NY 11439

WILLIAM J. MONTGORIS           Trustee                   Since 2003            Retired since 1999;. Chief Operating
Age: 57                                                                        Officer of The Bear Stearns Companies,
286 Gregory Road                                                               Inc. from 1979 to 1999.
Franklin Lakes, NJ 07417

WILLIAM E. VIKLUND             Trustee                   Since 2003            Retired since 1996; President and COO
Age: 63                                                                        of Long Island Bankcorp from 1980 to
110 Grist Mill Lane                                                            1996.
Plandome Manor, NY 11030

OFFICERS WHO ARE NOT TRUSTEES

                                                          TERM OF OFFICE**AND  PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE             POSITIONS WITH THE FUNDS    LENGTH OF SERVICE   THE LAST FIVE YEARS
-----------------------------  ------------------------  --------------------  --------------------------------------
BRUCE R. BENT II               President and Assistant   Since 2003            Senior Vice President, Secretary and
Age: 38                        Treasurer                                       Assistant Treasurer of RMCI, Senior
The Reserve Funds                                                              Vice President, Secretary and
1250 Broadway                                                                  Assistant Treasurer of RMC, and
New York, NY 10001                                                             Secretary and Director of RESRV since
                                                                               2000; Trustee of The Reserve Fund, the
                                                                               Reserve Tax-Exempt Trust, Reserve New
                                                                               York Tax-Exempt Trust, and the
                                                                               Hallmark Equity Series Trust from 1999
                                                                               to 2001; Vice President of RMC, RMCI
                                                                               and RESRV from 1992 to 2000.

ARTHUR T. BENT III             Chief Operating           Since 2003            Chief Operating Officer/Treasurer,
Age: 36                        Officer/Treasurer,                              Senior Vice President and Assistant
The Reserve Funds              Senior Vice President                           Secretary of RMCI, President,
1250 Broadway                  and Assistant Secretary                         Treasurer and Assistant Secretary of
New York, NY 10001                                                             RMC, and, Treasurer and Director of
                                                                               RESRV since 2000; Vice President RMC,
                                                                               RMCI and RESRV from 1997 to 2000.

*    MR. BENT IS AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN SECTION 2(a)
     (19) OF THE INVESTMENT COMPANY ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE NON-INTERESTED TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS. OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION
     ABOUT TRUST TRUSTEES AND THE RESERVE PRIMARY FUND ANNUAL REPORT ARE AVAILABLE FREE OF CHARGE, UPON REQUEST, FOR SHAREHOLDERS BY CALLING TOLL
     FREE: 1-800-637-1700.

                       FEDERAL TAX INFORMATION (UNAUDITED)

WE ARE REQUIRED BY THE INTERNAL REVENUE CODE TO ADVISE YOU WITHIN 60 DAYS OF
     THE FUND'S YEAR-END AS TO THE FEDERAL TAX STATUS OF DIVIDENDS PAID DURING THE YEAR. ACCORDINGLY, ALL DIVIDENDS AND DISTRIBUTIONS ARE DESIGNATED AS ORDINARY INCOME.

THIS LITERATURE IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN APPROPRIATE CURRENT PROSPECTUS.

THE QUAKER RESERVE MONEY MARKET ACCOUNT IS OFFERED BY THE RESERVE FUNDS THROUGH CITCO-QUAKER FUND SERVICES, INC. SHARES OFFERED ARE SHARES OF THE RESERVE FUNDS.

[THE QUAKER(R) FUNDS LOGO]

                               www.quakerfunds.com
                                  800.220.8888

Distributor - RESRV PARTNERS, INC.
05/04.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer and principal financial officer. This Code is filed as an exhibit to this report on Form N-CSR under Item 11(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that William J. Montgoris of the Board's review committee, which performs the functions of an audit committee, qualifies as an audit committee financial expert ("ACFE"), as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an ACFE will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an ACFE. The designation or identification of a person as an ACFE does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the review committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

                                   2004: $253,782
                                   2003: $230,711

b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item are as follows:

                                   2004: $0
                                   2003: $0

c). Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

                                   2004: $0
                                   2003: $0

d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

                                   2004: $0
                                   2003: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

     (i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

     (ii) All of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the Fund's financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant's full-time, permanent employees was not applicable.

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the period from June 1, 2003 to May 31, 2004 were none.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Schedule of Investments.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")), the President (principal executive officer) and Treasurer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, with respect to the Primary II Fund only, with assets of $708,000 at year-end, an audit of the financial statements disclosed that cash and investment reconciliations were not being prepared from the commencement of its operations (November 5, 2003) to May 31, 2004. These conditions have been corrected, and the Registrant's internal controls have been revised, subsequent to year-end.

Item 11. Exhibits.

(a)(1) The Code of Ethics is attached as EX-99.CODE ETH.

(a)(2) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as
Exhibit 99.CERT.

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Reserve Fund

By: /s/ Bruce Bent II
    -----------------------

Name:  Bruce Bent II

Title: President

Date:  8/9/04

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Bent II
    -----------------------

Name:  Bruce Bent

Title:  President

Date:  8/9/04

By: /s/ Arthur Bent III
    ------------------------

Name:  Arthur Bent III

Title: Treasurer

Date:  8/9/04